Cover	Oct. 01, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 23, 2026
Entity Registrant Name	TERAWULF INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-41163
Entity Tax Identification Number	87-1909475
Entity Address, Address Line One	9 Federal Street
Entity Address, City or Town	Easton,
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	21601
City Area Code	(410)
Local Phone Number	770-9500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.001 par value per share
Trading Symbol	WULF
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001083301
Amendment Flag	false